Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
Entity Central Index Key	0000909466
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000000395 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class A
Trading Symbol	ATFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class A)	$30	0.59%
*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 2,744,678,470
Holdings Count | Holding	787
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,744,678,470
Total number of portfolio holdings	787
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.96%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.93%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.87%
Texas (State of), Series 2015 B, Ref. GO Bonds, 5.00%, 10/01/2036	0.86%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.84%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.77%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.73%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.72%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.96%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.93%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.87%
Texas (State of), Series 2015 B, Ref. GO Bonds, 5.00%, 10/01/2036	0.86%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.84%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.77%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.73%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.72%

C000000396 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class A2
Trading Symbol	AITFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class A2)	$17	0.34%
*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[2]
Net Assets	$ 2,744,678,470
Holdings Count | Holding	787
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,744,678,470
Total number of portfolio holdings	787
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.96%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.93%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.87%
Texas (State of), Series 2015 B, Ref. GO Bonds, 5.00%, 10/01/2036	0.86%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.84%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.77%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.73%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.72%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.96%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.93%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.87%
Texas (State of), Series 2015 B, Ref. GO Bonds, 5.00%, 10/01/2036	0.86%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.84%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.77%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.73%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.72%

C000130517 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class C
Trading Symbol	ATFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class C)	$68	1.34%
*	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.34%	[3]
Net Assets	$ 2,744,678,470
Holdings Count | Holding	787
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,744,678,470
Total number of portfolio holdings	787
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.96%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.93%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.87%
Texas (State of), Series 2015 B, Ref. GO Bonds, 5.00%, 10/01/2036	0.86%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.84%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.77%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.73%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.72%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.96%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.93%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.87%
Texas (State of), Series 2015 B, Ref. GO Bonds, 5.00%, 10/01/2036	0.86%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.84%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.77%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.73%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.72%

C000071234 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class Y
Trading Symbol	ATFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class Y)	$17	0.34%
*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[4]
Net Assets	$ 2,744,678,470
Holdings Count | Holding	787
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,744,678,470
Total number of portfolio holdings	787
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.96%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.93%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.87%
Texas (State of), Series 2015 B, Ref. GO Bonds, 5.00%, 10/01/2036	0.86%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.84%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.77%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.73%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.72%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.96%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.93%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.87%
Texas (State of), Series 2015 B, Ref. GO Bonds, 5.00%, 10/01/2036	0.86%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.84%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.77%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.73%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.72%

C000023428 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class R5
Trading Symbol	ATFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class R5)	$18	0.36%
*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[5]
Net Assets	$ 2,744,678,470
Holdings Count | Holding	787
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,744,678,470
Total number of portfolio holdings	787
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.96%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.93%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.87%
Texas (State of), Series 2015 B, Ref. GO Bonds, 5.00%, 10/01/2036	0.86%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.84%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.77%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.73%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.72%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.96%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.93%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.87%
Texas (State of), Series 2015 B, Ref. GO Bonds, 5.00%, 10/01/2036	0.86%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.84%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.77%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.73%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.72%

C000188916 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class R6
Trading Symbol	ATFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class R6)	$14	0.28%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[6]
Net Assets	$ 2,744,678,470
Holdings Count | Holding	787
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,744,678,470
Total number of portfolio holdings	787
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.96%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.93%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.87%
Texas (State of), Series 2015 B, Ref. GO Bonds, 5.00%, 10/01/2036	0.86%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.84%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.77%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.73%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.72%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.96%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.93%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.87%
Texas (State of), Series 2015 B, Ref. GO Bonds, 5.00%, 10/01/2036	0.86%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.84%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.77%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.73%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.72%

C000084619 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Municipal Fund
Class Name	Class A
Trading Symbol	ACTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class A)	$67	1.36%
*	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.36%	[7]
Net Assets	$ 6,694,120,243
Holdings Count | Holding	1,223
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$6,694,120,243
Total number of portfolio holdings	1,223
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.20%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.97%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.87%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.81%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.78%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.71%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.71%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Florida Development Finance Corp. (Brightline West Passenger Rail), Series 2025, RB, 10.00%, 06/15/2026	0.63%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.20%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.97%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.87%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.81%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.78%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.71%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.71%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Florida Development Finance Corp. (Brightline West Passenger Rail), Series 2025, RB, 10.00%, 06/15/2026	0.63%

C000084621 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Municipal Fund
Class Name	Class C
Trading Symbol	ACTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class C)	$102	2.07%
*	Annualized.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.07%	[8]
Net Assets	$ 6,694,120,243
Holdings Count | Holding	1,223
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$6,694,120,243
Total number of portfolio holdings	1,223
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.20%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.97%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.87%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.81%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.78%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.71%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.71%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Florida Development Finance Corp. (Brightline West Passenger Rail), Series 2025, RB, 10.00%, 06/15/2026	0.63%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.20%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.97%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.87%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.81%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.78%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.71%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.71%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Florida Development Finance Corp. (Brightline West Passenger Rail), Series 2025, RB, 10.00%, 06/15/2026	0.63%

C000084622 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Municipal Fund
Class Name	Class Y
Trading Symbol	ACTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class Y)	$55	1.11%
*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%	[9]
Net Assets	$ 6,694,120,243
Holdings Count | Holding	1,223
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$6,694,120,243
Total number of portfolio holdings	1,223
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.20%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.97%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.87%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.81%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.78%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.71%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.71%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Florida Development Finance Corp. (Brightline West Passenger Rail), Series 2025, RB, 10.00%, 06/15/2026	0.63%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.20%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.97%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.87%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.81%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.78%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.71%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.71%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Florida Development Finance Corp. (Brightline West Passenger Rail), Series 2025, RB, 10.00%, 06/15/2026	0.63%

C000109478 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Municipal Fund
Class Name	Class R5
Trading Symbol	ACTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class R5)	$52	1.06%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%	[10]
Net Assets	$ 6,694,120,243
Holdings Count | Holding	1,223
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$6,694,120,243
Total number of portfolio holdings	1,223
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.20%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.97%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.87%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.81%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.78%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.71%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.71%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Florida Development Finance Corp. (Brightline West Passenger Rail), Series 2025, RB, 10.00%, 06/15/2026	0.63%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.20%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.97%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.87%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.81%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.78%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.71%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.71%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Florida Development Finance Corp. (Brightline West Passenger Rail), Series 2025, RB, 10.00%, 06/15/2026	0.63%

C000188917 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Municipal Fund
Class Name	Class R6
Trading Symbol	ACTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class R6)	$52	1.06%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%	[11]
Net Assets	$ 6,694,120,243
Holdings Count | Holding	1,223
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$6,694,120,243
Total number of portfolio holdings	1,223
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.20%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.97%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.87%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.81%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.78%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.71%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.71%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Florida Development Finance Corp. (Brightline West Passenger Rail), Series 2025, RB, 10.00%, 06/15/2026	0.63%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.20%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.97%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.87%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.81%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.78%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.71%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.71%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Florida Development Finance Corp. (Brightline West Passenger Rail), Series 2025, RB, 10.00%, 06/15/2026	0.63%

C000084627 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Term Municipal Income Fund
Class Name	Class A
Trading Symbol	VKLMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Term Municipal Income Fund (Class A)	$39	0.78%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[12]
Net Assets	$ 2,059,056,957
Holdings Count | Holding	855
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,059,056,957
Total number of portfolio holdings	855
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.24%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.90%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.72%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.64%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.63%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.62%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.61%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.56%
South Carolina (State of) Housing Finance & Development Authority, Series 2025 B, RB, 6.50%, 07/01/2055	0.55%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.55%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.24%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.90%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.72%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.64%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.63%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.62%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.61%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.56%
South Carolina (State of) Housing Finance & Development Authority, Series 2025 B, RB, 6.50%, 07/01/2055	0.55%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.55%

C000084629 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Term Municipal Income Fund
Class Name	Class C
Trading Symbol	VKLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Term Municipal Income Fund (Class C)	$76	1.52%
*	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.52%	[13]
Net Assets	$ 2,059,056,957
Holdings Count | Holding	855
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,059,056,957
Total number of portfolio holdings	855
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.24%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.90%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.72%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.64%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.63%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.62%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.61%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.56%
South Carolina (State of) Housing Finance & Development Authority, Series 2025 B, RB, 6.50%, 07/01/2055	0.55%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.55%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.24%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.90%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.72%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.64%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.63%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.62%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.61%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.56%
South Carolina (State of) Housing Finance & Development Authority, Series 2025 B, RB, 6.50%, 07/01/2055	0.55%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.55%

C000084630 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Term Municipal Income Fund
Class Name	Class Y
Trading Symbol	VKLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Term Municipal Income Fund (Class Y)	$27	0.53%
*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[14]
Net Assets	$ 2,059,056,957
Holdings Count | Holding	855
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,059,056,957
Total number of portfolio holdings	855
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.24%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.90%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.72%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.64%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.63%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.62%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.61%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.56%
South Carolina (State of) Housing Finance & Development Authority, Series 2025 B, RB, 6.50%, 07/01/2055	0.55%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.55%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.24%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.90%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.72%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.64%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.63%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.62%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.61%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.56%
South Carolina (State of) Housing Finance & Development Authority, Series 2025 B, RB, 6.50%, 07/01/2055	0.55%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.55%

C000188918 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Term Municipal Income Fund
Class Name	Class R6
Trading Symbol	VKLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Term Municipal Income Fund (Class R6)	$24	0.48%
*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[15]
Net Assets	$ 2,059,056,957
Holdings Count | Holding	855
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,059,056,957
Total number of portfolio holdings	855
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.24%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.90%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.72%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.64%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.63%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.62%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.61%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.56%
South Carolina (State of) Housing Finance & Development Authority, Series 2025 B, RB, 6.50%, 07/01/2055	0.55%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.55%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.24%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.90%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.72%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.64%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.63%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.62%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.61%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.56%
South Carolina (State of) Housing Finance & Development Authority, Series 2025 B, RB, 6.50%, 07/01/2055	0.55%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.55%

C000084631 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Municipal Income Fund
Class Name	Class A
Trading Symbol	VKMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Class A)	$57	1.15%
*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%	[16]
Net Assets	$ 2,851,598,171
Holdings Count | Holding	594
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,851,598,171
Total number of portfolio holdings	594
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.84%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.76%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.75%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.65%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.60%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.57%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.56%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.55%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.54%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.54%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.84%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.76%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.75%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.65%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.60%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.57%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.56%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.55%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.54%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.54%

C000084633 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Municipal Income Fund
Class Name	Class C
Trading Symbol	VMICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Class C)	$94	1.90%
*	Annualized.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.90%	[17]
Net Assets	$ 2,851,598,171
Holdings Count | Holding	594
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,851,598,171
Total number of portfolio holdings	594
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.84%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.76%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.75%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.65%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.60%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.57%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.56%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.55%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.54%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.54%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.84%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.76%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.75%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.65%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.60%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.57%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.56%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.55%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.54%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.54%

C000084634 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Municipal Income Fund
Class Name	Class Y
Trading Symbol	VMIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Class Y)	$44	0.90%
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[18]
Net Assets	$ 2,851,598,171
Holdings Count | Holding	594
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,851,598,171
Total number of portfolio holdings	594
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.84%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.76%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.75%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.65%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.60%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.57%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.56%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.55%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.54%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.54%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.84%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.76%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.75%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.65%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.60%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.57%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.56%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.55%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.54%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.54%

C000125172 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Municipal Income Fund
Class Name	Investor Class
Trading Symbol	VMINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Investor Class)	$53	1.08%
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.08%	[19]
Net Assets	$ 2,851,598,171
Holdings Count | Holding	594
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,851,598,171
Total number of portfolio holdings	594
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.84%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.76%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.75%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.65%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.60%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.57%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.56%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.55%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.54%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.54%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.84%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.76%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.75%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.65%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.60%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.57%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.56%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.55%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.54%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.54%

C000188919 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Municipal Income Fund
Class Name	Class R6
Trading Symbol	VKMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Class R6)	$42	0.85%
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[20]
Net Assets	$ 2,851,598,171
Holdings Count | Holding	594
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,851,598,171
Total number of portfolio holdings	594
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.84%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.76%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.75%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.65%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.60%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.57%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.56%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.55%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.54%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.54%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.84%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.76%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.75%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.65%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.60%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.57%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.56%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.55%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.54%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.54%

C000209252 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Environmental Focus Municipal Fund
Class Name	Class A
Trading Symbol	OPAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Environmental Focus Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Environmental Focus Municipal Fund (Class A)	$44	0.89%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[21],[22]
Net Assets	$ 79,538,657
Holdings Count | Holding	79
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$79,538,657
Total number of portfolio holdings	79
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	3.83%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.51%
Seattle (City of), WA, Series 2025, Ref. RB, 5.25%, 02/01/2055	2.60%
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB, 5.25%, 05/15/2059	2.59%
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series 2025, RB, 5.25%, 07/15/2055	2.58%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.54%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.51%
Washington (State of) Economic Development Finance Authority (Green Bonds), Series 2020 A, RB, 5.63%, 12/01/2040	2.50%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.49%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2024, RB, 5.25%, 06/30/2060	2.48%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	3.83%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.51%
Seattle (City of), WA, Series 2025, Ref. RB, 5.25%, 02/01/2055	2.60%
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB, 5.25%, 05/15/2059	2.59%
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series 2025, RB, 5.25%, 07/15/2055	2.58%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.54%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.51%
Washington (State of) Economic Development Finance Authority (Green Bonds), Series 2020 A, RB, 5.63%, 12/01/2040	2.50%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.49%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2024, RB, 5.25%, 06/30/2060	2.48%

C000209251 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Environmental Focus Municipal Fund
Class Name	Class C
Trading Symbol	OPCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Environmental Focus Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Environmental Focus Municipal Fund (Class C)	$81	1.64%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.64%	[23],[24]
Net Assets	$ 79,538,657
Holdings Count | Holding	79
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$79,538,657
Total number of portfolio holdings	79
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	3.83%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.51%
Seattle (City of), WA, Series 2025, Ref. RB, 5.25%, 02/01/2055	2.60%
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB, 5.25%, 05/15/2059	2.59%
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series 2025, RB, 5.25%, 07/15/2055	2.58%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.54%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.51%
Washington (State of) Economic Development Finance Authority (Green Bonds), Series 2020 A, RB, 5.63%, 12/01/2040	2.50%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.49%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2024, RB, 5.25%, 06/30/2060	2.48%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	3.83%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.51%
Seattle (City of), WA, Series 2025, Ref. RB, 5.25%, 02/01/2055	2.60%
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB, 5.25%, 05/15/2059	2.59%
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series 2025, RB, 5.25%, 07/15/2055	2.58%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.54%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.51%
Washington (State of) Economic Development Finance Authority (Green Bonds), Series 2020 A, RB, 5.63%, 12/01/2040	2.50%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.49%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2024, RB, 5.25%, 06/30/2060	2.48%

C000209250 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Environmental Focus Municipal Fund
Class Name	Class Y
Trading Symbol	OPYMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Environmental Focus Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Environmental Focus Municipal Fund (Class Y)	$32	0.64%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[25],[26]
Net Assets	$ 79,538,657
Holdings Count | Holding	79
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$79,538,657
Total number of portfolio holdings	79
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	3.83%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.51%
Seattle (City of), WA, Series 2025, Ref. RB, 5.25%, 02/01/2055	2.60%
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB, 5.25%, 05/15/2059	2.59%
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series 2025, RB, 5.25%, 07/15/2055	2.58%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.54%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.51%
Washington (State of) Economic Development Finance Authority (Green Bonds), Series 2020 A, RB, 5.63%, 12/01/2040	2.50%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.49%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2024, RB, 5.25%, 06/30/2060	2.48%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	3.83%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.51%
Seattle (City of), WA, Series 2025, Ref. RB, 5.25%, 02/01/2055	2.60%
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB, 5.25%, 05/15/2059	2.59%
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series 2025, RB, 5.25%, 07/15/2055	2.58%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.54%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.51%
Washington (State of) Economic Development Finance Authority (Green Bonds), Series 2020 A, RB, 5.63%, 12/01/2040	2.50%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.49%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2024, RB, 5.25%, 06/30/2060	2.48%

C000209249 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Environmental Focus Municipal Fund
Class Name	Class R6
Trading Symbol	IOMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Environmental Focus Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Environmental Focus Municipal Fund (Class R6)	$32	0.64%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[27],[28]
Net Assets	$ 79,538,657
Holdings Count | Holding	79
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$79,538,657
Total number of portfolio holdings	79
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	3.83%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.51%
Seattle (City of), WA, Series 2025, Ref. RB, 5.25%, 02/01/2055	2.60%
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB, 5.25%, 05/15/2059	2.59%
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series 2025, RB, 5.25%, 07/15/2055	2.58%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.54%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.51%
Washington (State of) Economic Development Finance Authority (Green Bonds), Series 2020 A, RB, 5.63%, 12/01/2040	2.50%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.49%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2024, RB, 5.25%, 06/30/2060	2.48%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	3.83%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.51%
Seattle (City of), WA, Series 2025, Ref. RB, 5.25%, 02/01/2055	2.60%
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB, 5.25%, 05/15/2059	2.59%
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series 2025, RB, 5.25%, 07/15/2055	2.58%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.54%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.51%
Washington (State of) Economic Development Finance Authority (Green Bonds), Series 2020 A, RB, 5.63%, 12/01/2040	2.50%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.49%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2024, RB, 5.25%, 06/30/2060	2.48%

C000209259 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® New York Municipals Fund
Class Name	Class A
Trading Symbol	RMUNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® New York Municipals Fund (Class A)	$57	1.17%
*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.17%	[29]
Net Assets	$ 3,917,076,188
Holdings Count | Holding	612
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$3,917,076,188
Total number of portfolio holdings	612
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.55%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.97%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.64%
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00%, 05/15/2051	1.22%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.07%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.04%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	1.02%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.02%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.99%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB, 4.50%, 05/15/2063	0.93%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.55%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.97%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.64%
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00%, 05/15/2051	1.22%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.07%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.04%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	1.02%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.02%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.99%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB, 4.50%, 05/15/2063	0.93%

C000209257 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® New York Municipals Fund
Class Name	Class C
Trading Symbol	RMUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® New York Municipals Fund (Class C)	$94	1.93%
*	Annualized.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.93%	[30]
Net Assets	$ 3,917,076,188
Holdings Count | Holding	612
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$3,917,076,188
Total number of portfolio holdings	612
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.55%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.97%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.64%
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00%, 05/15/2051	1.22%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.07%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.04%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	1.02%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.02%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.99%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB, 4.50%, 05/15/2063	0.93%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.55%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.97%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.64%
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00%, 05/15/2051	1.22%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.07%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.04%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	1.02%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.02%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.99%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB, 4.50%, 05/15/2063	0.93%

C000209255 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® New York Municipals Fund
Class Name	Class Y
Trading Symbol	RMUYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® New York Municipals Fund (Class Y)	$45	0.93%
*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.93%	[31]
Net Assets	$ 3,917,076,188
Holdings Count | Holding	612
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$3,917,076,188
Total number of portfolio holdings	612
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.55%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.97%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.64%
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00%, 05/15/2051	1.22%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.07%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.04%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	1.02%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.02%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.99%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB, 4.50%, 05/15/2063	0.93%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.55%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.97%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.64%
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00%, 05/15/2051	1.22%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.07%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.04%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	1.02%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.02%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.99%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB, 4.50%, 05/15/2063	0.93%

C000209254 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® New York Municipals Fund
Class Name	Class R6
Trading Symbol	IORUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® New York Municipals Fund (Class R6)	$43	0.88%
*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%	[32]
Net Assets	$ 3,917,076,188
Holdings Count | Holding	612
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$3,917,076,188
Total number of portfolio holdings	612
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.55%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.97%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.64%
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00%, 05/15/2051	1.22%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.07%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.04%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	1.02%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.02%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.99%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB, 4.50%, 05/15/2063	0.93%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.55%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.97%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.64%
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00%, 05/15/2051	1.22%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.07%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.04%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	1.02%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.02%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.99%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB, 4.50%, 05/15/2063	0.93%

C000209261 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Limited Term New York Municipal Fund
Class Name	Class A
Trading Symbol	LTNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Limited Term New York Municipal Fund (Class A)	$39	0.78%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[33]
Net Assets	$ 1,411,613,734
Holdings Count | Holding	484
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,411,613,734
Total number of portfolio holdings	484
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.90%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.57%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.56%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.13%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.10%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2040	0.96%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.96%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2018, RB, 5.00%, 01/01/2034	0.93%
New York State Housing Finance Agency, Series 2009, VRD RB, 2.60%, 05/15/2039	0.91%
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico), Series 2023 A, RB, 6.63%, 01/01/2028	0.90%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.90%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.57%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.56%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.13%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.10%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2040	0.96%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.96%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2018, RB, 5.00%, 01/01/2034	0.93%
New York State Housing Finance Agency, Series 2009, VRD RB, 2.60%, 05/15/2039	0.91%
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico), Series 2023 A, RB, 6.63%, 01/01/2028	0.90%

C000209262 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Limited Term New York Municipal Fund
Class Name	Class C
Trading Symbol	LTNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Limited Term New York Municipal Fund (Class C)	$77	1.53%
*	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.53%	[34]
Net Assets	$ 1,411,613,734
Holdings Count | Holding	484
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,411,613,734
Total number of portfolio holdings	484
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.90%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.57%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.56%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.13%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.10%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2040	0.96%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.96%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2018, RB, 5.00%, 01/01/2034	0.93%
New York State Housing Finance Agency, Series 2009, VRD RB, 2.60%, 05/15/2039	0.91%
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico), Series 2023 A, RB, 6.63%, 01/01/2028	0.90%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.90%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.57%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.56%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.13%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.10%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2040	0.96%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.96%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2018, RB, 5.00%, 01/01/2034	0.93%
New York State Housing Finance Agency, Series 2009, VRD RB, 2.60%, 05/15/2039	0.91%
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico), Series 2023 A, RB, 6.63%, 01/01/2028	0.90%

C000209265 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Limited Term New York Municipal Fund
Class Name	Class Y
Trading Symbol	LTBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Limited Term New York Municipal Fund (Class Y)	$27	0.53%
*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[35]
Net Assets	$ 1,411,613,734
Holdings Count | Holding	484
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,411,613,734
Total number of portfolio holdings	484
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.90%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.57%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.56%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.13%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.10%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2040	0.96%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.96%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2018, RB, 5.00%, 01/01/2034	0.93%
New York State Housing Finance Agency, Series 2009, VRD RB, 2.60%, 05/15/2039	0.91%
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico), Series 2023 A, RB, 6.63%, 01/01/2028	0.90%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.90%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.57%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.56%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.13%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.10%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2040	0.96%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.96%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2018, RB, 5.00%, 01/01/2034	0.93%
New York State Housing Finance Agency, Series 2009, VRD RB, 2.60%, 05/15/2039	0.91%
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico), Series 2023 A, RB, 6.63%, 01/01/2028	0.90%

C000209263 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Limited Term New York Municipal Fund
Class Name	Class R6
Trading Symbol	IORMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Limited Term New York Municipal Fund (Class R6)	$24	0.47%
*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[36]
Net Assets	$ 1,411,613,734
Holdings Count | Holding	484
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,411,613,734
Total number of portfolio holdings	484
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.90%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.57%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.56%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.13%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.10%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2040	0.96%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.96%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2018, RB, 5.00%, 01/01/2034	0.93%
New York State Housing Finance Agency, Series 2009, VRD RB, 2.60%, 05/15/2039	0.91%
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico), Series 2023 A, RB, 6.63%, 01/01/2028	0.90%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.90%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.57%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.56%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.13%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.10%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2040	0.96%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.96%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2018, RB, 5.00%, 01/01/2034	0.93%
New York State Housing Finance Agency, Series 2009, VRD RB, 2.60%, 05/15/2039	0.91%
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico), Series 2023 A, RB, 6.63%, 01/01/2028	0.90%

C000209275 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Pennsylvania Municipal Fund
Class Name	Class A
Trading Symbol	OPATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pennsylvania Municipal Fund (Class A)	$63	1.28%
*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.28%	[37]
Net Assets	$ 675,529,112
Holdings Count | Holding	238
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$675,529,112
Total number of portfolio holdings	238
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	3.93%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.83%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.02%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.51%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.35%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.24%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.22%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.00%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.84%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.77%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	3.93%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.83%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.02%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.51%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.35%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.24%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.22%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.00%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.84%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.77%

C000209267 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Pennsylvania Municipal Fund
Class Name	Class C
Trading Symbol	OPACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pennsylvania Municipal Fund (Class C)	$96	1.94%
*	Annualized.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.94%	[38]
Net Assets	$ 675,529,112
Holdings Count | Holding	238
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$675,529,112
Total number of portfolio holdings	238
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	3.93%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.83%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.02%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.51%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.35%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.24%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.22%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.00%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.84%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.77%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	3.93%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.83%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.02%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.51%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.35%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.24%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.22%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.00%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.84%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.77%

C000209269 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Pennsylvania Municipal Fund
Class Name	Class Y
Trading Symbol	OPAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pennsylvania Municipal Fund (Class Y)	$51	1.04%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.04%	[39]
Net Assets	$ 675,529,112
Holdings Count | Holding	238
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$675,529,112
Total number of portfolio holdings	238
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	3.93%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.83%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.02%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.51%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.35%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.24%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.22%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.00%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.84%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.77%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	3.93%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.83%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.02%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.51%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.35%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.24%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.22%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.00%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.84%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.77%

C000209274 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Pennsylvania Municipal Fund
Class Name	Class R6
Trading Symbol	IORPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pennsylvania Municipal Fund (Class R6)	$48	0.98%
*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.98%	[40]
Net Assets	$ 675,529,112
Holdings Count | Holding	238
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$675,529,112
Total number of portfolio holdings	238
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	3.93%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.83%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.02%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.51%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.35%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.24%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.22%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.00%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.84%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.77%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	3.93%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.83%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.02%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.51%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.35%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.24%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.22%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.00%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.84%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.77%

C000209278 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	ORNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class A)	$72	1.47%
*	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.47%	[41]
Net Assets	$ 8,692,981,650
Holdings Count | Holding	1,491
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$8,692,981,650
Total number of portfolio holdings	1,491
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.60%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.33%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.02%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.93%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.84%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.81%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025, RB, 5.00%, 05/15/2051	0.69%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.67%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.60%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.33%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.02%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.93%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.84%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.81%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025, RB, 5.00%, 05/15/2051	0.69%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.67%

C000209277 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	ORNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class C)	$104	2.12%
*	Annualized.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.12%	[42]
Net Assets	$ 8,692,981,650
Holdings Count | Holding	1,491
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$8,692,981,650
Total number of portfolio holdings	1,491
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.60%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.33%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.02%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.93%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.84%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.81%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025, RB, 5.00%, 05/15/2051	0.69%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.67%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.60%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.33%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.02%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.93%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.84%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.81%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025, RB, 5.00%, 05/15/2051	0.69%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.67%

C000209279 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Municipal Opportunities Fund
Class Name	Class Y
Trading Symbol	ORNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class Y)	$60	1.22%
*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.22%	[43]
Net Assets	$ 8,692,981,650
Holdings Count | Holding	1,491
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$8,692,981,650
Total number of portfolio holdings	1,491
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.60%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.33%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.02%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.93%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.84%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.81%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025, RB, 5.00%, 05/15/2051	0.69%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.67%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.60%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.33%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.02%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.93%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.84%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.81%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025, RB, 5.00%, 05/15/2051	0.69%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.67%

C000209280 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Municipal Opportunities Fund
Class Name	Class R5
Trading Symbol	IORHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class R5)	$57	1.16%
*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.16%	[44]
Net Assets	$ 8,692,981,650
Holdings Count | Holding	1,491
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$8,692,981,650
Total number of portfolio holdings	1,491
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.60%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.33%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.02%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.93%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.84%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.81%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025, RB, 5.00%, 05/15/2051	0.69%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.67%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.60%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.33%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.02%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.93%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.84%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.81%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025, RB, 5.00%, 05/15/2051	0.69%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.67%

C000209281 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Municipal Opportunities Fund
Class Name	Class R6
Trading Symbol	IORYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class R6)	$57	1.16%
*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.16%	[45]
Net Assets	$ 8,692,981,650
Holdings Count | Holding	1,491
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$8,692,981,650
Total number of portfolio holdings	1,491
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.60%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.33%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.02%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.93%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.84%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.81%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025, RB, 5.00%, 05/15/2051	0.69%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.67%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.60%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.33%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.02%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.93%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.84%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.81%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025, RB, 5.00%, 05/15/2051	0.69%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.67%

C000209284 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco New Jersey Municipal Fund
Class Name	Class A
Trading Symbol	ONJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New Jersey Municipal Fund (Class A)	$56	1.13%
*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%	[46]
Net Assets	$ 377,297,485
Holdings Count | Holding	155
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$377,297,485
Total number of portfolio holdings	155
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	4.04%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	4.03%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.29%
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB, 5.25%, 03/01/2054	2.77%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.29%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.16%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.01%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.97%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	1.90%
New York & New Jersey (States of) Port Authority, Series 2019, RB, 5.00%, 11/01/2049	1.86%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	4.04%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	4.03%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.29%
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB, 5.25%, 03/01/2054	2.77%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.29%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.16%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.01%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.97%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	1.90%
New York & New Jersey (States of) Port Authority, Series 2019, RB, 5.00%, 11/01/2049	1.86%

C000209282 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco New Jersey Municipal Fund
Class Name	Class C
Trading Symbol	ONJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New Jersey Municipal Fund (Class C)	$88	1.78%
*	Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.78%	[47]
Net Assets	$ 377,297,485
Holdings Count | Holding	155
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$377,297,485
Total number of portfolio holdings	155
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	4.04%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	4.03%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.29%
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB, 5.25%, 03/01/2054	2.77%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.29%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.16%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.01%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.97%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	1.90%
New York & New Jersey (States of) Port Authority, Series 2019, RB, 5.00%, 11/01/2049	1.86%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	4.04%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	4.03%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.29%
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB, 5.25%, 03/01/2054	2.77%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.29%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.16%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.01%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.97%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	1.90%
New York & New Jersey (States of) Port Authority, Series 2019, RB, 5.00%, 11/01/2049	1.86%

C000209283 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco New Jersey Municipal Fund
Class Name	Class Y
Trading Symbol	ONJYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New Jersey Municipal Fund (Class Y)	$44	0.88%
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[48]
Net Assets	$ 377,297,485
Holdings Count | Holding	155
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$377,297,485
Total number of portfolio holdings	155
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	4.04%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	4.03%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.29%
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB, 5.25%, 03/01/2054	2.77%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.29%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.16%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.01%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.97%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	1.90%
New York & New Jersey (States of) Port Authority, Series 2019, RB, 5.00%, 11/01/2049	1.86%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	4.04%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	4.03%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.29%
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB, 5.25%, 03/01/2054	2.77%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.29%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.16%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.01%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.97%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	1.90%
New York & New Jersey (States of) Port Authority, Series 2019, RB, 5.00%, 11/01/2049	1.86%

C000209285 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco New Jersey Municipal Fund
Class Name	Class R6
Trading Symbol	IORJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New Jersey Municipal Fund (Class R6)	$41	0.83%
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%	[49]
Net Assets	$ 377,297,485
Holdings Count | Holding	155
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$377,297,485
Total number of portfolio holdings	155
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	4.04%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	4.03%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.29%
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB, 5.25%, 03/01/2054	2.77%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.29%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.16%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.01%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.97%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	1.90%
New York & New Jersey (States of) Port Authority, Series 2019, RB, 5.00%, 11/01/2049	1.86%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	4.04%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	4.03%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.29%
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB, 5.25%, 03/01/2054	2.77%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.29%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.16%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.01%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.97%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	1.90%
New York & New Jersey (States of) Port Authority, Series 2019, RB, 5.00%, 11/01/2049	1.86%

C000209289 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AMT-Free Municipal Income Fund
Class Name	Class A
Trading Symbol	OPTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AMT-Free Municipal Income Fund (Class A)	$55	1.12%
*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.12%	[50]
Net Assets	$ 1,957,541,212
Holdings Count | Holding	547
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,957,541,212
Total number of portfolio holdings	547
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.17%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.11%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.08%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.90%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.88%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.85%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.84%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.83%
Salt River Project Agricultural Improvement & Power District, Series 2025, RB, 5.25%, 01/01/2053	0.81%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.17%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.11%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.08%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.90%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.88%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.85%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.84%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.83%
Salt River Project Agricultural Improvement & Power District, Series 2025, RB, 5.25%, 01/01/2053	0.81%

C000209288 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AMT-Free Municipal Income Fund
Class Name	Class C
Trading Symbol	OMFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AMT-Free Municipal Income Fund (Class C)	$93	1.88%
*	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.88%	[51]
Net Assets	$ 1,957,541,212
Holdings Count | Holding	547
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,957,541,212
Total number of portfolio holdings	547
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.17%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.11%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.08%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.90%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.88%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.85%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.84%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.83%
Salt River Project Agricultural Improvement & Power District, Series 2025, RB, 5.25%, 01/01/2053	0.81%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.17%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.11%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.08%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.90%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.88%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.85%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.84%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.83%
Salt River Project Agricultural Improvement & Power District, Series 2025, RB, 5.25%, 01/01/2053	0.81%

C000209287 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AMT-Free Municipal Income Fund
Class Name	Class Y
Trading Symbol	OMFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AMT-Free Municipal Income Fund (Class Y)	$44	0.88%
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[52]
Net Assets	$ 1,957,541,212
Holdings Count | Holding	547
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,957,541,212
Total number of portfolio holdings	547
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.17%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.11%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.08%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.90%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.88%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.85%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.84%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.83%
Salt River Project Agricultural Improvement & Power District, Series 2025, RB, 5.25%, 01/01/2053	0.81%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.17%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.11%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.08%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.90%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.88%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.85%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.84%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.83%
Salt River Project Agricultural Improvement & Power District, Series 2025, RB, 5.25%, 01/01/2053	0.81%

C000209286 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AMT-Free Municipal Income Fund
Class Name	Class R6
Trading Symbol	IORAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AMT-Free Municipal Income Fund (Class R6)	$40	0.81%
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[53]
Net Assets	$ 1,957,541,212
Holdings Count | Holding	547
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,957,541,212
Total number of portfolio holdings	547
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.17%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.11%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.08%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.90%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.88%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.85%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.84%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.83%
Salt River Project Agricultural Improvement & Power District, Series 2025, RB, 5.25%, 01/01/2053	0.81%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.17%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.11%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.08%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.90%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.88%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.85%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.84%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.83%
Salt River Project Agricultural Improvement & Power District, Series 2025, RB, 5.25%, 01/01/2053	0.81%

C000209290 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco California Municipal Fund
Class Name	Class A
Trading Symbol	OPCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California Municipal Fund (Class A)	$67	1.35%
*	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%	[54]
Net Assets	$ 2,000,293,330
Holdings Count | Holding	682
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,000,293,330
Total number of portfolio holdings	682
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.33%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.57%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.52%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.49%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.44%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.26%
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series 2025, RB, 5.00%, 10/01/2054	1.24%
California Enterprise Development Authority, Series 2025, RB, 5.50%, 11/01/2059	1.18%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	1.07%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	1.06%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.33%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.57%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.52%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.49%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.44%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.26%
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series 2025, RB, 5.00%, 10/01/2054	1.24%
California Enterprise Development Authority, Series 2025, RB, 5.50%, 11/01/2059	1.18%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	1.07%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	1.06%

C000209292 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco California Municipal Fund
Class Name	Class C
Trading Symbol	OCACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California Municipal Fund (Class C)	$103	2.10%
*	Annualized.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.10%	[55]
Net Assets	$ 2,000,293,330
Holdings Count | Holding	682
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,000,293,330
Total number of portfolio holdings	682
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.33%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.57%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.52%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.49%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.44%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.26%
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series 2025, RB, 5.00%, 10/01/2054	1.24%
California Enterprise Development Authority, Series 2025, RB, 5.50%, 11/01/2059	1.18%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	1.07%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	1.06%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.33%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.57%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.52%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.49%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.44%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.26%
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series 2025, RB, 5.00%, 10/01/2054	1.24%
California Enterprise Development Authority, Series 2025, RB, 5.50%, 11/01/2059	1.18%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	1.07%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	1.06%

C000209291 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco California Municipal Fund
Class Name	Class Y
Trading Symbol	OCAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California Municipal Fund (Class Y)	$54	1.10%
*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%	[56]
Net Assets	$ 2,000,293,330
Holdings Count | Holding	682
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,000,293,330
Total number of portfolio holdings	682
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.33%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.57%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.52%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.49%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.44%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.26%
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series 2025, RB, 5.00%, 10/01/2054	1.24%
California Enterprise Development Authority, Series 2025, RB, 5.50%, 11/01/2059	1.18%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	1.07%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	1.06%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.33%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.57%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.52%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.49%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.44%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.26%
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series 2025, RB, 5.00%, 10/01/2054	1.24%
California Enterprise Development Authority, Series 2025, RB, 5.50%, 11/01/2059	1.18%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	1.07%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	1.06%

C000209293 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco California Municipal Fund
Class Name	Class R6
Trading Symbol	IORCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California Municipal Fund (Class R6)	$52	1.05%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[57]
Net Assets	$ 2,000,293,330
Holdings Count | Holding	682
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,000,293,330
Total number of portfolio holdings	682
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.33%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.57%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.52%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.49%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.44%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.26%
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series 2025, RB, 5.00%, 10/01/2054	1.24%
California Enterprise Development Authority, Series 2025, RB, 5.50%, 11/01/2059	1.18%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	1.07%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	1.06%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.33%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.57%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.52%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.49%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.44%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.26%
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series 2025, RB, 5.00%, 10/01/2054	1.24%
California Enterprise Development Authority, Series 2025, RB, 5.50%, 11/01/2059	1.18%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	1.07%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	1.06%

C000209294 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term California Municipal Fund
Class Name	Class A
Trading Symbol	OLCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term California Municipal Fund (Class A)	$40	0.79%
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[58]
Net Assets	$ 832,439,821
Holdings Count | Holding	416
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$832,439,821
Total number of portfolio holdings	416
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Bay Area Toll Authority (San Francisco Bay Area), Series 2024, RB, VRD, 1.60%, 04/01/2059	3.00%
Los Angeles (City of), CA Department of Water & Power, Series 2021 A-1, Ref. VRD RB, 1.75%, 07/01/2050	2.40%
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	1.99%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.95%
California Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.94%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2023 D, RB, 5.50%, 11/01/2028	1.91%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.85%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.58%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.56%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2044	1.32%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Bay Area Toll Authority (San Francisco Bay Area), Series 2024, RB, VRD, 1.60%, 04/01/2059	3.00%
Los Angeles (City of), CA Department of Water & Power, Series 2021 A-1, Ref. VRD RB, 1.75%, 07/01/2050	2.40%
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	1.99%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.95%
California Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.94%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2023 D, RB, 5.50%, 11/01/2028	1.91%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.85%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.58%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.56%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2044	1.32%

C000209295 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term California Municipal Fund
Class Name	Class C
Trading Symbol	OLCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term California Municipal Fund (Class C)	$78	1.54%
*	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.54%	[59]
Net Assets	$ 832,439,821
Holdings Count | Holding	416
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$832,439,821
Total number of portfolio holdings	416
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Bay Area Toll Authority (San Francisco Bay Area), Series 2024, RB, VRD, 1.60%, 04/01/2059	3.00%
Los Angeles (City of), CA Department of Water & Power, Series 2021 A-1, Ref. VRD RB, 1.75%, 07/01/2050	2.40%
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	1.99%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.95%
California Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.94%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2023 D, RB, 5.50%, 11/01/2028	1.91%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.85%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.58%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.56%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2044	1.32%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Bay Area Toll Authority (San Francisco Bay Area), Series 2024, RB, VRD, 1.60%, 04/01/2059	3.00%
Los Angeles (City of), CA Department of Water & Power, Series 2021 A-1, Ref. VRD RB, 1.75%, 07/01/2050	2.40%
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	1.99%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.95%
California Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.94%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2023 D, RB, 5.50%, 11/01/2028	1.91%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.85%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.58%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.56%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2044	1.32%

C000209297 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term California Municipal Fund
Class Name	Class Y
Trading Symbol	OLCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term California Municipal Fund (Class Y)	$27	0.54%
*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[60]
Net Assets	$ 832,439,821
Holdings Count | Holding	416
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$832,439,821
Total number of portfolio holdings	416
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Bay Area Toll Authority (San Francisco Bay Area), Series 2024, RB, VRD, 1.60%, 04/01/2059	3.00%
Los Angeles (City of), CA Department of Water & Power, Series 2021 A-1, Ref. VRD RB, 1.75%, 07/01/2050	2.40%
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	1.99%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.95%
California Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.94%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2023 D, RB, 5.50%, 11/01/2028	1.91%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.85%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.58%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.56%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2044	1.32%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Bay Area Toll Authority (San Francisco Bay Area), Series 2024, RB, VRD, 1.60%, 04/01/2059	3.00%
Los Angeles (City of), CA Department of Water & Power, Series 2021 A-1, Ref. VRD RB, 1.75%, 07/01/2050	2.40%
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	1.99%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.95%
California Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.94%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2023 D, RB, 5.50%, 11/01/2028	1.91%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.85%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.58%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.56%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2044	1.32%

C000209299 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term California Municipal Fund
Class Name	Class R6
Trading Symbol	IORLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term California Municipal Fund (Class R6)	$24	0.47%
*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[61]
Net Assets	$ 832,439,821
Holdings Count | Holding	416
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$832,439,821
Total number of portfolio holdings	416
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Bay Area Toll Authority (San Francisco Bay Area), Series 2024, RB, VRD, 1.60%, 04/01/2059	3.00%
Los Angeles (City of), CA Department of Water & Power, Series 2021 A-1, Ref. VRD RB, 1.75%, 07/01/2050	2.40%
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	1.99%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.95%
California Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.94%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2023 D, RB, 5.50%, 11/01/2028	1.91%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.85%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.58%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.56%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2044	1.32%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Bay Area Toll Authority (San Francisco Bay Area), Series 2024, RB, VRD, 1.60%, 04/01/2059	3.00%
Los Angeles (City of), CA Department of Water & Power, Series 2021 A-1, Ref. VRD RB, 1.75%, 07/01/2050	2.40%
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	1.99%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.95%
California Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.94%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2023 D, RB, 5.50%, 11/01/2028	1.91%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.85%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.58%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.56%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2044	1.32%

C000209301 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® AMT-Free New York Municipal Fund
Class Name	Class A
Trading Symbol	OPNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® AMT-Free New York Municipal Fund (Class A)	$55	1.12%
*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.12%	[62]
Net Assets	$ 587,569,520
Holdings Count | Holding	296
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$587,569,520
Total number of portfolio holdings	296
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.85%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.81%
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.66%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.31%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.22%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.10%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.83%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.80%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 5.25%, 05/01/2054	1.78%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB, 5.25%, 05/15/2057	1.74%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.85%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.81%
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.66%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.31%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.22%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.10%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.83%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.80%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 5.25%, 05/01/2054	1.78%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB, 5.25%, 05/15/2057	1.74%

C000209303 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® AMT-Free New York Municipal Fund
Class Name	Class C
Trading Symbol	ONYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® AMT-Free New York Municipal Fund (Class C)	$92	1.88%
*	Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.88%	[63]
Net Assets	$ 587,569,520
Holdings Count | Holding	296
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$587,569,520
Total number of portfolio holdings	296
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.85%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.81%
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.66%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.31%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.22%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.10%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.83%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.80%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 5.25%, 05/01/2054	1.78%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB, 5.25%, 05/15/2057	1.74%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.85%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.81%
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.66%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.31%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.22%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.10%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.83%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.80%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 5.25%, 05/01/2054	1.78%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB, 5.25%, 05/15/2057	1.74%

C000209306 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® AMT-Free New York Municipal Fund
Class Name	Class Y
Trading Symbol	ONYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® AMT-Free New York Municipal Fund (Class Y)	$43	0.88%
*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%	[64]
Net Assets	$ 587,569,520
Holdings Count | Holding	296
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$587,569,520
Total number of portfolio holdings	296
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.85%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.81%
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.66%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.31%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.22%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.10%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.83%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.80%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 5.25%, 05/01/2054	1.78%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB, 5.25%, 05/15/2057	1.74%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.85%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.81%
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.66%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.31%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.22%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.10%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.83%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.80%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 5.25%, 05/01/2054	1.78%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB, 5.25%, 05/15/2057	1.74%

C000209305 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® AMT-Free New York Municipal Fund
Class Name	Class R6
Trading Symbol	IORNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® AMT-Free New York Municipal Fund (Class R6)	$41	0.84%
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%	[65]
Net Assets	$ 587,569,520
Holdings Count | Holding	296
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$587,569,520
Total number of portfolio holdings	296
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.85%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.81%
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.66%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.31%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.22%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.10%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.83%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.80%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 5.25%, 05/01/2054	1.78%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB, 5.25%, 05/15/2057	1.74%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.85%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.81%
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.66%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.31%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.22%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.10%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.83%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.80%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 5.25%, 05/01/2054	1.78%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB, 5.25%, 05/15/2057	1.74%

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